CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (448,154)	$ 652,886	$ 2,479,642
Other comprehensive loss:
Foreign currency translation adjustments, net of tax of nil	(162,989)	(163,568)	(325,930)
Total other comprehensive loss	(162,989)	(163,568)	(325,930)
Comprehensive income (loss)	(611,143)	489,318	2,153,712
Comprehensive income (loss) attributable to non-controlling interest	(147,178)	179,284	586,711
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (463,965)	$ 310,034	$ 1,567,001